Risk management - Additional Information (Details) $ in Millions, $ in Millions		1 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 COP ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 COP ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)	Dec. 31, 2020 COP ($)
Risk management
Closing foreign exchange rate				4,590.54	4,590.54		3,981.16
Net position of assets and liabilities different functional currency					$ 657
Debt principal payments				$ 11,614,789		$ 913,016
Amount in which the company expanded the hedge of a net investment in a foreign operation								$ 8,791		$ 8,208	$ 326
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Designation of new hedges					$ 4,972
Ecopetrol Business Group
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation										5,200
Colombian Peso
Risk management
Net liabilities of companies in the Group with a different functional currency								13,499
Exchange difference valuation of remaining net liabilities								590
US Dollar
Risk management
Net liabilities of companies in the Group with a different functional currency								14,089
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Hedge of a net investment in a foreign operation
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation								9,117
Net asset position				$ 8,008,195					$ 4,364,465			$ 1,494,926
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Debt principal payments		$ 107	$ 163		$ 167		$ 270
Amount in which the company expanded the hedge of a net investment in a foreign operation								750		$ 1,229
Cash flow hedging for future revenues from crude oil exports, for the period 2015 - 2023
Risk management
Net asset position								$ 1,300
Designation of new hedges	$ 5,440
Cash flow hedging for future revenues from crude oil exports, for the period 2022 - 2026
Risk management
Designation of new hedges							$ 3,672
Commodity price risk [member]
Risk management
Financial assets				220,594
Total net asset (liability) position in swaps				3,637					$ 34,395
Commodity price risk [member] | Ecopetrol Trading Asia PTE. LTD
Risk management
Total net asset (liability) position in swaps				$ 17,237
Currency risk
Risk management
Increase decrease in foreign exchange rate				15.31%	15.31%